Short-term bank loans and other debt - Short-term bank loans and other debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 13,624,730	$ 73,419,108
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due January 2, 2020, at 1.10% plus 1 month LIBOR [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 0	19,900,000
Maturity date	Jan. 02, 2020
Stated spread over variable rate	1.10%
Loan from Zhongyuan Aviation Finance Leasing Co.,Ltd. [Member] | Loan from Zhongyuan Aviation Leasing Co.,Ltd., Due December 20, 2020, at 10.00% per annum [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 0	11,467,562
Maturity date	Dec. 20, 2020
Stated rate	10.00%
Loan from Hua Xia Bank Co., Ltd. [Member] | Loan from Hua Xia Bank Co., Ltd. Due May 30, 2020, at 6.5250% per annum [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 0	8,600,671
Maturity date	May 30, 2020
Stated rate	6.525%
Loan from Hua Xia Bank Co., Ltd. [Member] | Loan From Hua Xia Bank Co Ltd Due December 28, 2021, at 8.00% per annum [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 9,195,543	0
Maturity date	Dec. 28, 2021
Stated rate	8.00%
Loan From Zhongyuan Commercial Factoring Co Ltd [Member] | Loan from Zhongyuan Commercial Factoring Co., Ltd.Due January 30, 2020, at 10.00% per annum [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 0	28,668,902
Maturity date	Jan. 30, 2020
Stated rate	10.00%
Loan from Shandong Rongyue Finance Leasing Co., Ltd. [Member] | Loan from Shandong Rongyue Finance Leasing Co., Ltd. Due December 24, 2020, at 5.00% per annum [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 0	4,300,335
Maturity date	Dec. 24, 2020
Stated rate	5.00%
Loan from Tianjin Financial Exchange Center Co., Ltd. [Member] | Loan from Tianjin Financial Exchange Center Co., Ltd. at 9.00% Per Annum [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 0	189,215
Stated rate	9.00%
Loan from Tianjin Financial Exchange Center Co., Ltd. [Member] | Loan from Tianjin Financial Exchange Center Co., Ltd. at 8.50% Per Annum [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 0	51,604
Stated rate	8.50%
Loan from Tianjin Financial Exchange Center Co., Ltd. [Member] | Loan from Tianjin Financial Exchange Center Co., Ltd. at 8.00% Per Annum [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 2,896,595	240,819
Stated rate	8.00%
Loan from Shenzhen Zhong'an Finance Leasing Co.,Ltd. [Member] | Loan from Shenzhen Zhong'an Finance Leasing Co.,Ltd. Due December 26, 2021, at 5.89% Per Annum [Member]
Short-term bank loans and other debt
Short-term bank loans and other debt	$ 1,532,592	$ 0
Maturity date	Dec. 26, 2021
Stated rate	5.89%